Income Taxes - Schedule of Unrecognized Tax Benefits (Details) - CNY (¥) ¥ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Unrecognized Tax Benefits [Abstract]
Balance	¥ 25,701	¥ 25,701
Decrease in tax positions
Balance	¥ 25,701	¥ 25,701